Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
Entity Central Index Key	0000758003
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005558
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	PRFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund - Investor Class	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,554,470,000
Holdings Count | Holding	1,080
InvestmentCompanyPortfolioTurnover	6.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$3,554,470
Number of Portfolio Holdings	1,080

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.1%
California	7.5
Texas	6.3
Florida	6.2
Wisconsin	5.4
Ohio	5.3
Pennsylvania	5.0
Illinois	4.0
Georgia	4.0
Other	47.2

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.1%
Transportation	11.4
Education	9.8
Special Tax	9.2
Housing	9.7
Industrial & Pollution Control	8.0
General Obligations - State	4.0
General Obligations - Local	3.0
Water & Sewer	1.7
Other	22.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117193
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Advisor Class
Trading Symbol	PATFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund - Advisor Class	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 3,554,470,000
Holdings Count | Holding	1,080
InvestmentCompanyPortfolioTurnover	6.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$3,554,470
Number of Portfolio Holdings	1,080

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.1%
California	7.5
Texas	6.3
Florida	6.2
Wisconsin	5.4
Ohio	5.3
Pennsylvania	5.0
Illinois	4.0
Georgia	4.0
Other	47.2

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.1%
Transportation	11.4
Education	9.8
Special Tax	9.2
Housing	9.7
Industrial & Pollution Control	8.0
General Obligations - State	4.0
General Obligations - Local	3.0
Water & Sewer	1.7
Other	22.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177208
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	I Class
Trading Symbol	PTYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund - I Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 3,554,470,000
Holdings Count | Holding	1,080
InvestmentCompanyPortfolioTurnover	6.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$3,554,470
Number of Portfolio Holdings	1,080

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.1%
California	7.5
Texas	6.3
Florida	6.2
Wisconsin	5.4
Ohio	5.3
Pennsylvania	5.0
Illinois	4.0
Georgia	4.0
Other	47.2

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.1%
Transportation	11.4
Education	9.8
Special Tax	9.2
Housing	9.7
Industrial & Pollution Control	8.0
General Obligations - State	4.0
General Obligations - Local	3.0
Water & Sewer	1.7
Other	22.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless